UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 3.6%	General Dynamics Corp.	91,185	$5,890,551
	Goodrich Corp.	27,350	1,486,199
	Honeywell International, Inc.	57,800	2,147,270
	ITT Corp.	67,950	3,543,593
	L-3 Communications Holdings, Inc.	9,600	771,072
	Lockheed Martin Corp.	15,036	1,174,011
	Northrop Grumman Corp.	55,850	2,890,238
	Precision Castparts Corp.	5,200	529,724
	Raytheon Co.	103,804	4,979,478
	Rockwell Collins, Inc.	200	10,160
	United Technologies Corp.	62,311	3,796,609

			27,218,905

Air Freight & Logistics - 1.3%	C.H. Robinson Worldwide, Inc.	68,500	3,955,875
	Expeditors International Washington, Inc.	17,400	611,610
	FedEx Corp.	18,000	1,353,960
	United Parcel Service, Inc., Class B	65,400	3,693,138

			9,614,583

Automobiles - 0.5%	Ford Motor Co. (a)	483,211	3,483,951

Beverages - 2.8%	The Coca-Cola Co.	176,650	9,486,105
	Coca-Cola Enterprises, Inc.	164,200	3,515,522
	Dr. Pepper Snapple Group, Inc. (a)	4,100	117,875
	Molson Coors Brewing Co., Class B	1,124	54,716
	Pepsi Bottling Group, Inc.	28,324	1,032,127
	PepsiCo, Inc.	121,310	7,116,045

			21,322,390

Biotechnology - 1.4%	Amgen, Inc. (a)(b)	82,660	4,978,612
	Biogen Idec, Inc. (a)	23,510	1,187,725
	Celgene Corp. (a)	37,604	2,102,064
	Genzyme Corp. (a)	5,750	326,197
	Gilead Sciences, Inc. (a)	34,500	1,607,010

			10,201,608

Building Products - 0.1%	Masco Corp.	29,400	379,848

Capital Markets - 3.2%	Ameriprise Financial, Inc.	6,800	247,044
	The Bank of New York Mellon Corp.	90,320	2,618,377
	E*Trade Financial Corp. (a)	90,900	159,075
	Federated Investors, Inc., Class B	21,350	562,999
	Franklin Resources, Inc.	12,250	1,232,350
	The Goldman Sachs Group, Inc.	44,410	8,186,984
	Invesco Ltd. - ADR	37,650	856,914
	Janus Capital Group, Inc.	14,600	207,028
	Legg Mason, Inc.	11,700	363,051
	Morgan Stanley	154,000	4,755,520
	State Street Corp.	32,928	1,732,013
	T. Rowe Price Group, Inc.	68,917	3,149,507

			24,070,862

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Chemicals - 2.2%	Air Products & Chemicals, Inc.	15,735	$1,220,721
	Airgas, Inc.	600	29,022
	CF Industries Holdings, Inc.	7,700	663,971
	The Dow Chemical Co.	86,491	2,254,820
	E.I. du Pont de Nemours & Co.	147,776	4,749,521
	Ecolab, Inc.	6,200	286,626
	FMC Corp.	5,538	311,512
	Monsanto Co.	27,800	2,151,720
	PPG Industries, Inc.	630	36,672
	Potash Corp. of Saskatchewan, Inc.	100	9,034
	Praxair, Inc.	62,985	5,145,245
	Sigma-Aldrich Corp.	200	10,796

			16,869,660

Commercial Banks - 2.4%	BB&T Corp.	7,991	217,675
	Banco Santander Central Hispano SA - ADR	30	485
	Fifth Third Bancorp	47,400	480,162
	First Horizon National Corp. (a)	111,438	1,474,325
	KeyCorp	12,900	83,850
	M&T Bank Corp.	48	2,991
	The PNC Financial Services Group, Inc.	15,798	767,625
	Regions Financial Corp.	94,100	584,361
	Royal Bank of Canada	5	268
	SunTrust Banks, Inc.	14,265	321,676
	U.S. Bancorp	140,513	3,071,614
	Wells Fargo & Co.	382,454	10,777,554

			17,782,586

Commercial Services & Supplies - 0.8%	Cintas Corp.	1,000	30,310
	Iron Mountain, Inc. (a)	27,770	740,348
	Pitney Bowes, Inc.	16,800	417,480
	R.R. Donnelley & Sons Co.	1,500	31,890
	Republic Services, Inc., Class A	13,829	367,437
	Waste Management, Inc.	146,522	4,369,286

			5,956,751

Communications Equipment - 2.2%	Ciena Corp. (a)	14	228
	Cisco Systems, Inc. (a)	431,600	10,159,864
	Harris Corp.	24,972	938,947
	Juniper Networks, Inc. (a)	28,800	778,176
	QUALCOMM, Inc.	91,250	4,104,425
	Tellabs, Inc. (a)	105,608	730,807

			16,712,447

Computers & Peripherals - 7.0%	Apple, Inc. (a)	70,200	13,012,974
	Dell, Inc. (a)	301,000	4,593,260
	EMC Corp. (a)	332,700	5,669,208
	Hewlett-Packard Co.	183,247	8,651,091
	International Business Machines Corp.	137,367	16,430,467
	Lexmark International, Inc., Class A (a)	6,400	137,856

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NetApp, Inc. (a)	26,900	$717,692
	SanDisk Corp. (a)	18,500	401,450
	Sun Microsystems, Inc. (a)	6,027	54,785
	Teradata Corp. (a)	6	165
	Western Digital Corp. (a)	83,600	3,053,908

			52,722,856

Construction & Engineering - 0.1%	Fluor Corp.	19,700	1,001,745
	Jacobs Engineering Group, Inc. (a)	1,000	45,950
	Quanta Services, Inc. (a)	100	2,213

			1,049,908

Consumer Finance - 0.6%	American Express Co.	94,462	3,202,262
	Capital One Financial Corp.	17,553	627,169
	Discover Financial Services, Inc.	20,250	328,657

			4,158,088

Containers & Packaging - 0.8%	Ball Corp.	46,300	2,277,960
	Bemis Co.	14,450	374,400
	Pactiv Corp. (a)	94,450	2,460,423
	Sealed Air Corp.	27,100	531,973

			5,644,756

Distributors - 0.1%	Genuine Parts Co.	13,000	494,780

Diversified Consumer Services - 0.2%	H&R Block, Inc.	67,300	1,236,974

Diversified Financial Services - 4.7%	Bank of America Corp. (b)	705,014	11,928,837
	CME Group, Inc.	4,218	1,299,945
	Citigroup, Inc.	949,140	4,593,838
	JPMorgan Chase & Co.	328,033	14,374,406
	Moody’s Corp.	104,100	2,129,886
	NYSE Euronext	29,100	840,699

			35,167,611

Diversified Telecommunication Services - 3.5%	AT&T Inc. (b)	500,305	13,513,238
	CenturyTel, Inc.	10,702	359,587
	Qwest Communications International Inc.	376,058	1,432,781
	Verizon Communications, Inc.	249,314	7,546,735
	Windstream Corp.	352,367	3,569,478

			26,421,819

Electric Utilities - 0.9%	American Electric Power Co., Inc.	11,800	365,682
	Duke Energy Corp.	127,630	2,008,896
	Edison International	22,244	746,953
	Entergy Corp.	5,154	411,598
	Exelon Corp.	44,124	2,189,433
	PPL Corp.	3,533	107,191
	Progress Energy, Inc.	19,734	770,810

			6,600,563

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electrical Equipment - 0.5%	Cooper Industries Plc	29,100	$1,093,287
	Emerson Electric Co.	61,320	2,457,706
	Rockwell Automation, Inc.	200	8,520

			3,559,513

Electronic Equipment Instruments & Components - 0.4%	Agilent Technologies, Inc. (a)	44,400	1,235,652
	Amphenol Corp., Class A	24,900	938,232
	Jabil Circuit, Inc.	5,000	67,050
	Molex, Inc.	22,096	461,364
	Tyco Electronics Ltd.	34,240	762,867

			3,465,165

Energy Equipment & Services - 1.7%	BJ Services Co.	40,881	794,318
	Baker Hughes, Inc.	6,200	264,492
	Cameron International Corp. (a)	9,700	366,854
	Diamond Offshore Drilling, Inc.	21,660	2,068,963
	ENSCO International, Inc.	1,300	55,302
	FMC Technologies, Inc. (a)	300	15,672
	Halliburton Co.	51,000	1,383,120
	Nabors Industries Ltd. (a)	3	63
	National Oilwell Varco, Inc. (a)	34,100	1,470,733
	Noble Corp.	23,380	887,505
	Precision Drilling Trust	36	239
	Rowan Cos., Inc.	9,200	212,244
	Schlumberger Ltd.	93,450	5,569,620

			13,089,125

Food & Staples Retailing - 2.5%	CVS Caremark Corp.	133,065	4,755,743
	Costco Wholesale Corp.	18,970	1,071,046
	The Kroger Co.	30,000	619,200
	SUPERVALU, Inc.	13	196
	SYSCO Corp.	73,931	1,837,185
	Safeway, Inc.	120,900	2,384,148
	Wal-Mart Stores, Inc.	166,765	8,186,494

			18,854,012

Food Products - 0.8%	Campbell Soup Co.	2,829	92,282
	Dean Foods Co. (a)	136,500	2,428,335
	Kraft Foods, Inc.	120,248	3,158,915
	Sara Lee Corp.	900	10,026

			5,689,558

Health Care Equipment & Supplies - 1.8%	Baxter International, Inc.	52,250	2,978,772
	Becton Dickinson & Co.	9,010	628,447
	Boston Scientific Corp. (a)	49,658	525,878
	C.R. Bard, Inc.	12,367	972,170
	CareFusion Corp. (a)	700	15,260
	Covidien Plc	25,190	1,089,719
	Hospira, Inc. (a)	1,300	57,980

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Medtronic, Inc.	185,308	$6,819,334
	St. Jude Medical, Inc. (a)	15,900	620,259

			13,707,819

Health Care Providers & Services - 2.4%	Aetna, Inc.	22,400	623,392
	Cardinal Health, Inc.	28,829	772,617
	Cigna Corp.	7,800	219,102
	Coventry Health Care, Inc. (a)	12,100	241,516
	Express Scripts, Inc. (a)	10,592	821,727
	Humana, Inc. (a)	80,600	3,006,380
	McKesson Corp.	65,192	3,882,184
	Medco Health Solutions, Inc. (a)	23,282	1,287,727
	Quest Diagnostics, Inc.	10,017	522,787
	UnitedHealth Group, Inc.	81,813	2,048,598
	WellPoint, Inc. (a)	95,857	4,539,788

			17,965,818

Hotels, Restaurants & Leisure - 0.7%	Carnival Corp.	27	899
	Darden Restaurants, Inc.	4,167	142,220
	International Game Technology	7,900	169,692
	Marriott International, Inc., Class A	342	9,436
	McDonald’s Corp.	300	17,121
	Starbucks Corp. (a)	188,177	3,885,855
	Tim Hortons, Inc.	13,550	383,465
	Wyndham Worldwide Corp.	20	326
	Yum! Brands, Inc.	21,473	724,928

			5,333,942

Household Durables - 0.3%	D.R. Horton, Inc.	2,000	22,820
	Fortune Brands, Inc.	1,400	60,172
	Leggett & Platt, Inc.	105,200	2,040,880
	Lennar Corp., Class A	16,456	234,498

			2,358,370

Household Products - 2.0%	Colgate-Palmolive Co.	4,927	375,831
	Kimberly-Clark Corp.	21,126	1,246,011
	The Procter & Gamble Co.	237,855	13,776,562

			15,398,404

IT Services - 1.2%	Accenture Plc	25,220	939,949
	Affiliated Computer Services, Inc., Class A (a)	1,100	59,587
	Cognizant Technology Solutions Corp. (a)	2,350	90,851
	Computer Sciences Corp. (a)	69,850	3,681,793
	Convergys Corp. (a)	10,000	99,400
	Fidelity National Information Services, Inc.	2,500	63,775
	Fiserv, Inc. (a)	55,300	2,665,460
	MasterCard, Inc., Class A	2,056	415,620
	Metavante Technologies, Inc. (a)	18,744	646,293
	Perot Systems Corp., Class A (a)	14,002	415,859

			9,078,587

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Independent Power Producers & Energy Traders - 0.2%	The AES Corp. (a)	22,800	$337,896
	Constellation Energy Group, Inc.	26,100	844,857

			1,182,753

Industrial Conglomerates - 1.5%	3M Co.	49,655	3,664,539
	General Electric Co.	471,150	7,736,283

			11,400,822

Insurance - 3.7%	AON Corp.	10,000	406,900
	Aflac, Inc.	87,900	3,756,846
	The Allstate Corp.	26,400	808,368
	American International Group, Inc. (a)	48	2,117
	Chubb Corp.	33,700	1,698,817
	Genworth Financial, Inc., Class A	35,400	423,030
	Hartford Financial Services Group, Inc.	800	21,200
	Lincoln National Corp.	24,200	627,022
	Loews Corp.	2,010	68,843
	Marsh & McLennan Cos., Inc.	58,463	1,445,790
	MetLife, Inc.	138,700	5,280,309
	Principal Financial Group, Inc.	31,923	874,371
	The Progressive Corp.	55,500	920,190
	Prudential Financial, Inc.	85,500	4,267,305
	Torchmark Corp.	15,367	667,389
	The Travelers Cos., Inc.	117,029	5,761,338
	UnumProvident Corp.	36,465	781,810
	XL Capital Ltd., Class A	7,000	122,220

			27,933,865

Internet & Catalog Retail - 0.5%	Amazon.com, Inc. (a)	30,300	2,828,808
	Expedia, Inc. (a)	31,300	749,635

			3,578,443

Internet Software & Services - 1.3%	Akamai Technologies, Inc. (a)	32,000	629,760
	eBay, Inc. (a)	5	118
	Google, Inc., Class A (a)	11,141	5,524,265
	VistaPrint NV (a)	10,160	515,620
	Yahoo! Inc. (a)	160,882	2,865,308

			9,535,071

Leisure Equipment & Products - 0.0%	Hasbro, Inc.	10,100	280,275
	Mattel, Inc.	3,100	57,226

			337,501

Life Sciences Tools & Services - 0.7%	Millipore Corp. (a)	9,950	699,784
	PerkinElmer, Inc.	19,148	368,408
	Thermo Fisher Scientific, Inc. (a)	44,935	1,962,311
	Varian, Inc. (a)	22,600	1,153,956
	Waters Corp. (a)	25,218	1,408,677

			5,593,136

Machinery - 1.5%	Caterpillar, Inc.	39,200	2,012,136
	Cummins, Inc.	600	26,886

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Danaher Corp.	28,900	$1,945,548
	Deere & Co.	24,600	1,055,832
	Dover Corp.	2,000	77,520
	Flowserve Corp.	33,200	3,271,528
	Illinois Tool Works, Inc.	49,129	2,098,300
	Ingersoll-Rand Plc	15,223	466,889
	PACCAR, Inc.	25	943

			10,955,582

Media - 3.6%	CBS Corp., Class B	177,848	2,143,068
	Comcast Corp., Class A	195,149	3,296,067
	Comcast Corp., Special Class A	21,119	339,593
	The DIRECTV Group, Inc. (a)	57,247	1,578,872
	Interpublic Group of Cos., Inc. (a)	3,500	26,320
	Liberty Media Corp. - Entertainment, Class A (a)	1,503	46,758
	News Corp., Class A	147,300	1,766,127
	Omnicom Group Inc.	1,700	62,798
	Scripps Networks Interactive	54,400	2,010,080
	Time Warner Cable, Inc.	18,668	804,404
	Time Warner, Inc.	212,158	6,105,907
	Viacom, Inc., Class B (a)	162,000	4,542,480
	Walt Disney Co.	131,707	3,616,674
	The Washington Post Co., Class B	1,055	493,824

			26,832,972

Metals & Mining - 0.8%	Alcoa, Inc.	233,400	3,062,208
	Freeport-McMoRan Copper & Gold, Inc., Class B	28,308	1,942,212
	Nucor Corp.	23,040	1,083,110
	United States Steel Corp.	3,418	151,657

			6,239,187

Multi-Utilities - 2.2%	Ameren Corp.	134,700	3,405,216
	CenterPoint Energy, Inc.	28,500	354,255
	DTE Energy Co.	59,650	2,096,101
	Dominion Resources, Inc.	42,700	1,473,150
	NiSource, Inc.	22,415	311,344
	PG&E Corp.	33,174	1,343,215
	Public Service Enterprise Group, Inc.	121,307	3,813,892
	Sempra Energy	76,700	3,820,427

			16,617,600

Multiline Retail - 0.8%	Family Dollar Stores, Inc.	11,400	300,960
	JCPenney Co., Inc.	31,032	1,047,330
	Kohl’s Corp. (a)	14,700	838,635
	Macy’s, Inc.	11,500	210,335
	Nordstrom, Inc.	100	3,054
	Sears Holdings Corp. (a)	31,176	2,036,105
	Target Corp.	40,790	1,904,077

			6,340,496

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 11.1%	Anadarko Petroleum Corp.	81,618	$5,119,897
	Apache Corp.	21,400	1,965,162
	Chesapeake Energy Corp.	15,513	440,569
	Chevron Corp.	201,372	14,182,630
	ConocoPhillips	147,710	6,670,584
	Devon Energy Corp.	36,200	2,437,346
	EOG Resources, Inc.	13,700	1,144,087
	Exxon Mobil Corp.	442,880	30,385,997
	Hess Corp.	14,275	763,142
	Marathon Oil Corp.	150,200	4,791,380
	Murphy Oil Corp.	26,800	1,542,876
	Noble Energy, Inc.	11,900	784,924
	Occidental Petroleum Corp.	108,404	8,498,874
	Peabody Energy Corp.	76,127	2,833,447
	Spectra Energy Corp.	12	227
	Sunoco, Inc.	9,600	273,120
	Tesoro Corp.	11,300	169,274
	Valero Energy Corp.	45,423	880,752
	Williams Cos., Inc.	1,600	28,592
	XTO Energy, Inc.	9,326	385,350

			83,298,230

Paper & Forest Products - 0.1%	International Paper Co.	35,300	784,719
	MeadWestvaco Corp.	1,300	29,003

			813,722

Pharmaceuticals - 6.9%	Abbott Laboratories	23,857	1,180,206
	Allergan, Inc.	10,012	568,281
	Bristol-Myers Squibb Co.	155,167	3,494,361
	Eli Lilly & Co.	84,500	2,791,035
	Forest Laboratories, Inc. (a)	131,400	3,868,416
	Johnson & Johnson	221,137	13,465,032
	Merck & Co., Inc.	157,450	4,980,144
	Pfizer, Inc.	507,641	8,401,459
	Schering-Plough Corp.	143,670	4,058,678
	Sepracor, Inc. (a)	65,700	1,504,530
	Watson Pharmaceuticals, Inc. (a)	8,600	315,104
	Wyeth	153,348	7,449,646

			52,076,892

Professional Services - 0.3%	Equifax, Inc.	9,700	282,658
	Robert Half International, Inc.	68,600	1,716,372

			1,999,030

Real Estate Investment Trusts (REITs) - 1.5%	Apartment Investment & Management Co., Class A	45	664
	AvalonBay Communities, Inc.	22	1,600
	Boston Properties, Inc.	61,168	4,009,562
	Equity Residential	1,600	49,120
	HCP, Inc.	19,750	567,615
	Host Marriott Corp.	293,100	3,449,787

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kimco Realty Corp.	1	$13
	ProLogis	224,981	2,681,774
	Public Storage	11,254	846,751
	Vornado Realty Trust	330	21,242

			11,628,128

Road & Rail - 0.4%	CSX Corp.	21,300	891,618
	Norfolk Southern Corp.	18,500	797,535
	Union Pacific Corp.	21,800	1,272,030

			2,961,183

Semiconductors & Semiconductor Equipment - 2.6%	Analog Devices, Inc.	5,600	154,448
	Applied Materials, Inc.	72,800	975,520
	Broadcom Corp., Class A (a)	91,100	2,795,859
	Intel Corp.	481,500	9,422,955
	LSI Corp. (a)	52,900	290,421
	Micron Technology, Inc. (a)	11,500	94,300
	Novellus Systems, Inc. (a)	7,900	165,742
	Texas Instruments, Inc.	227,800	5,396,582
	Xilinx, Inc.	6,650	155,743

			19,451,570

Software - 3.5%	Adobe Systems, Inc. (a)	29,500	974,680
	BMC Software, Inc. (a)	29,700	1,114,641
	Citrix Systems, Inc. (a)	69,900	2,742,177
	Compuware Corp. (a)	19,800	145,134
	Intuit, Inc. (a)	9,700	276,450
	McAfee, Inc. (a)	10,550	461,985
	Microsoft Corp.	353,879	9,161,927
	Oracle Corp.	331,557	6,909,648
	SPSS, Inc. (a)	18,760	937,062
	Salesforce.com, Inc. (a)	400	22,772
	Symantec Corp. (a)	219,100	3,608,577

			26,355,053

Specialty Retail - 2.4%	AutoNation, Inc. (a)	8,800	159,104
	AutoZone, Inc. (a)	2,800	409,416
	Bed Bath & Beyond, Inc. (a)	99,250	3,725,845
	Best Buy Co., Inc.	3,929	147,416
	The Gap, Inc.	27,473	587,922
	Home Depot, Inc.	226,043	6,021,786
	Limited Brands, Inc.	2,000	33,980
	Lowe’s Cos., Inc.	115,876	2,426,443
	O’Reilly Automotive, Inc. (a)	200	7,228
	Office Depot, Inc. (a)	22,300	147,626
	The Sherwin-Williams Co.	8,000	481,280
	TJX Cos., Inc.	111,000	4,123,650

			18,271,696

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods - 0.3%	Coach, Inc.	13,200	$434,544
	Nike, Inc., Class B	19,770	1,279,119
	VF Corp.	7,300	528,739

			2,242,402

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	22,500	295,875
	People’s United Financial, Inc.	22,750	353,990

			649,865

Tobacco - 2.2%	Altria Group, Inc.	280,333	4,992,731
	Lorillard, Inc.	54,200	4,027,060
	Philip Morris International, Inc.	164,493	8,017,389

			17,037,180

Trading Companies & Distributors - 0.1%	W.W. Grainger, Inc.	5,100	455,736

Wireless Telecommunication Services - 0.2%	American Tower Corp., Class A (a)	17,900	651,560
	Centennial Communications Corp. (a)	45,369	362,045
	Sprint Nextel Corp. (a)	160,600	634,370

			1,647,975

	Total Common Stocks - 101.2%		761,047,349

	Exchange-Traded Funds

	SPDR Trust, Series 1	167,563	17,687,950

	Total Exchange-Traded Funds - 2.4%		17,687,950

	Total Long-Term Investments (Cost - $659,730,175) - 103.6%		778,735,299

	BlackRock Liquidity Funds, TempCash, 0.28% (c)(d)	43,298,224	43,298,224

	Total Short-Term Securities (Cost - $43,298,224) - 5.7%		43,298,224

	Total Investments (Cost - $703,028,399*) - 109.3%		822,033,523
	Liabilities in Excess of Other Assets - (9.3)%		(69,806,377)

	Net Assets - 100.0%		$752,227,146

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$740,024,381

Gross unrealized appreciation	$111,240,840
Gross unrealized depreciation	(29,231,698)

Net unrealized appreciation	$82,009,142

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Income

BlackRock Liquidity Funds, TempCash	$43,298,224	[1]	—	—	$98,570
BlackRock Liquidity Series, LLC	—			—	$41,332
Cash Sweep Series			$(17,999,615)[2]
BlackRock Liquidity Series, LLC	—			—	$3,750
Money Market Series			$(960,000)[2]
The PNC Financial Services Group, Inc.	$169,899		$(87,176)	$(37,035)	$14,498

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(d)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

196	S&P 500 Index	December 2009	$50,478,519	$1,113,581

•	Portfolio Abbreviations:

ADR American Depositary Receipts

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$778,735,299
Short-Term Securities	43,298,224

Total Level 1	822,033,523
Level 2	—
Level 3	—

Total	$822,033,523

[1]See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments [2]

Assets

Level 1	$1,113,581
Level 2
Level 3	—

Total	$1,113,581

2 Other financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: November 20, 2009